Revenue and Other Income (Tables) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Disclosure of Detailed Information About Revenue from Continuing Operations

Revenue from continuing operations

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Gross revenue	145,452	104,007	163,481	149,403
Rebates	(14,064)	(7,723)	(12,481)	(10,565)
	131,388	96,284	151,000	138,838

Sale of goods
- Retail	53,150	34,460	58,837	56,494
- Wholesale	45,901	43,379	77,729	76,570
- Online	32,234	18,157	6,724	5,750
	131,285	95,996	143,290	138,814

Services	-	-	7,702	-
Other income	103	288	8	24
	131,388	96,284	151,000	138,838